Share-based Payments (Details 2) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payments [Abstract]
Expenses arising from employee share option scheme	$ 127	$ 116	$ 430	$ 994	$ 2,231